LONG-TERM DEBT	12 Months Ended
Nov. 30, 2020
Long-term Debt
LONG-TERM DEBT

18.       LONG-TERM DEBT

Third party
$
Balance, November 30, 2019	-
Advances	51,936

Balance, November 30, 2020	51,936
Current portion	8,991
Long-term portion	42,945

During the year ended November 30, 2020, the Company entered into a Conditional Sales Contract for the purchase of a vehicle. The agreement bears interest of 6.99%, requires 60 monthly payments of $1,028, and is secured by a vehicle with a net book value of $56,143 (Note 12).

The principal payments required under the long-term debt for the next four fiscal years are as follows:

2022	$9,640
2023	10,336
2024	11,082
2025	11,887